INVENTORY (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Disclosure of inventories

US$ MILLIONS	2019	2018
Current:
Natural gas inventory	$127	$94
Raw materials and other	115	47
Carrying amount of inventories	$242	$141